Shareholder Report, Average Annual Return (Details) 192389_Amplify Etho Climate Leadership U.S. ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	118 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify Etho Climate Leadership U.S. ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Etho Climate Leadership U.S. ETF NAV
Average Annual Return, Percent	6.52%	8.55%	10.92%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	14.53%